FAIR VALUE MEASUREMENT - Quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements (Details 2) (Fair value on a nonrecurring basis, Level 3, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired loans (collateral dependent)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value at September 30, 2012	$ 4,840	$ 13,604
Valuation Technique(s)	Market comparable properties
Unobservable Input	Marketability discount
Impaired loans (collateral dependent) | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	5.00%
Impaired loans (collateral dependent) | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	10.00%
Impaired loans (collateral dependent) | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	7.00%
Other real estate/assets owned
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value at September 30, 2012	$ 3,385	$ 8,827
Valuation Technique(s)	Market comparable properties
Unobservable Input	Marketability discount
Other real estate/assets owned | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	5.00%
Other real estate/assets owned | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	10.00%
Other real estate/assets owned | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Marketability discount	7.00%